WILMER CUTLER PICKERING
 HALE AND DORR LLP




                                                     David C. Phelan
                                                     60 State Street
                                                     Boston, MA 02109
                                                     + 1 617 526 6372
                                                     + 1 617 526 5000 fax
                                                     david.phelan@wilmerhale.com


November 1, 2004

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC 20549

         RE: Initial Registration Statement on Form N-1A of Pioneer Series Trust III (the "Trust") on behalf of its series Pioneer Cullen Value Fund (the "Fund")

Dear Ladies and Gentlemen:

     Attached for filing on behalf of the Trust pursuant to (1) the Securities Act of 1933, as amended (the "1933 Act"), and Rule 402 thereunder, (2) the Investment Company Act of 1940, as amended (the "1940 Act"), and Rule 8b-11 thereunder, (3) General Instructions B and C to Form N-1A and (4) Rule 101 under Regulation S-T is the Trust's Registration Statement on Form N-1A (the "Registration Statement"). The Registration Statement includes a Class ABC prospectus and Class Y prospectus for the Fund, a statement of additional information, Part C and exhibits. Pursuant to General Instruction B of Form N-1A, no filing fees are required to be paid prior to or at the time of filing the Registration Statement.

     Pursuant to Rule 302 under Regulation S-T, the Trust will maintain the manually signed Registration Statement at its principal offices. A Notification of Registration on Form N-8A was filed immediately prior to the filing of the Registration Statement.

     The Fund will offer Class A, B, C and Y shares in connection with the anticipated reorganization of the Cullen Value Fund into the Fund. The shareholders of Cullen Value Fund will receive Class A shares of Pioneer Cullen Value Fund on the closing date of the reorganization. The Class A shares issued in the reorganization are being separately registered pursuant to a registration statement on Form N-14, which will be filed with the Securities and Exchange Commission as soon as practicable.

     On behalf of the Registrant, I request that the staff of the Securities and Exchange Commission (the "Commission") apply selective review to the Registration Statement in accordance with Release 33-6510. I note that the disclosure in the Fund's prospectuses is substantially identical to the disclosure in the Pioneer Growth Opportunities Fund prospectus of Pioneer Series Trust II (File Nos. 333-11037; 811-21460), which has been recently reviewed by the staff, except with respect to the following sections:

o        "Basic information about the fund";

o Discussion of sales charges in "Buying, exchanging and selling shares" and

o        "Financial highlights".

  BALTIMORE     BERLIN     BOSTON    BRUSSELS     LONDON     MUNICH
NEW YORK       NORTH VIRGINIA     OXFORD    PRINCETON     WALTHAM     WASHINGTON
--------------------------------------------------------------------------------

Securities and Exchange Commission
November 1, 2004
Page 2

     In addition, I note that the disclosure in the statement of additional information of the Fund is substantially identical to the disclosure in the statement of additional information for Pioneer Growth Opportuntities Fund, a series of Pioneer Series Trust II, which has been recently reviewed by the staff of the Commission, except with respect to the following sections:

o        "Fund History";

o        "Investment Policies, Risks and Restrictions"; and

o        "Financial Statements".

     The disclosure in the Fund's prospectuses and statement of additional information reflects the comments provided by the staff on Post-Effective Amendment No. 3 to the Registration Statement on Form N-1A of Pioneer Series Trust II, as filed with the Commission on September 1, 2004.

     If you have any questions or comments concerning the foregoing or the attachments, please contact me at (617) 526-6372 (collect) or Elaine Kim at
(617) 526-6685.

                                                          Very truly yours,
                                                          /s/ David C. Phelan
                                                          David C. Phelan
cc:         Mr. Christopher J. Kelley